Fair value measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Fair value measurement	Fair value measurement
This note explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value and the financial instruments for which the fair value is disclosed in the consolidated financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards.
An explanation of each level is included in Note 2.7.17 of these consolidated financial statements for the year ended December 31, 2024.
Assets and liabilities measured at fair value
As at December 31, 2024 and December 31, 2023, the Group has recorded the following financial instruments at fair value in the consolidated statement of financial position:
•interest rate cap derivatives;
•investment in equity securities;
•derivative liabilities;
The Group has two interest rate caps related to the renewed facility, presented within non-current other financial assets. The interest rate caps qualify for the level 2 category in the fair value hierarchy due to the fact that they are not traded in an active market and the fair value is determined using valuation techniques which maximize the use of observable market data. Since all significant inputs required to fair value the instruments are observable, the instruments are included in level 2.
The investment in equity securities is also presented within non-current other financial assets. The investment qualified for the level 2 category in the fair value hierarchy at the time of acquisition due to the fact that the investee is not a public company traded in an active market and the fair value was determined using valuation techniques which maximize the usage of observable market data. During the year ended December 31, 2024, the investment in equity securities remained in level 3 category. Therefore, the fair value of these securities is determined using valuation techniques which use unobservable inputs that are significant to fair value.
The derivative liabilities include the PPAs derivatives. The fair value of PPAs derivatives is estimated by discounting the difference between the cash flows based on contractual price and the cash flows based on the forward prices for the remaining maturity of the agreements, using amongst others significant unobservable inputs related to future renewable electricity prices. Since significant inputs required to fair value the instruments are unobservable, the instruments are classified in level 3 category.
For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. During the year ended December 31, 2024 and December 31, 2023 no transfers occurred between level of fair value hierarchy.
The fair values of the Group’s assets and liabilities measured at fair value are disclosed in the table in Note 31.
Fair value of assets and liabilities not measured at fair value
The Group has determined the fair value of assets and liabilities not measured at fair value, but for which the fair value is required to be disclosed.
Borrowings:
For the renewed facility, the fair value differs from its carrying amount because the interest payable on the loans is (partially) fixed. The borrowings qualify for the level 3 category in the fair value category due to the use of unobservable inputs, including own credit risk.
For the convertible debt, the fair value at December 31, 2024 is not significantly different from its carrying amount, since the proceeds were received close to year-end. Additionally, the conversion options described in Note 25 do not have (material) value, as such, the fair value is related to the actual debt and the interest.
The fair values of the Group’s assets and liabilities not measured at fair value are disclosed in the table in Note 31.
Specific valuation techniques to determine fair values
Specific valuation techniques used to value financial instruments include:
•interest rate cap derivatives: option pricing model;
•investment in equity securities: observable market transaction;
•borrowings: discounted cash flow analysis using a market interest rate;
•derivative liabilities: discounted cash flow analysis;
Financial instruments measured at fair value (level 3)
The changes in level 3 items for the year ended December 31, 2024 and December 31, 2023 have been as follows:

(in €‘000)	Investment in equity securities
Carrying amount at January 1, 2023	31,389
Movements during the year ended December 31, 2023
Fair value loss on investment in equity securities from level 3 classification	(14,832)
Carrying amount at December 31, 2023	16,557
Movements during the year ended December 31, 2024
Fair value gain/( loss) on investment in equity securities recognized in other comprehensive income	29,407
Carrying amount at December 31, 2024	45,965

(in €‘000)	Derivative liabilities
Carrying amount at January 1, 2023	—
Movements during the year ended December 31, 2023
Change in fair value of derivative liabilities relating to PPAs	(7,442)
Fair value gains/(losses) recognized in other income/(expenses)	—
Carrying amount at December 31, 2023	(7,442)
Movements in the year ended December 31, 2024
Initial recognition of derivative liabilities relating to PPAs	—
Change in fair value of derivative liabilities relating to PPAs	(12,690)
Carrying amount at December 31, 2024	(20,132)
At each reporting date, the Group analyses the movements in the values of assets and liabilities which are required to be remeasured or re-assessed as per the Group’s accounting policies.
Valuation inputs to the fair value of investments in equity securities
Allego has an investment in equity securities which relates to an investment in Voltalis. The investment qualifies for the level 3 category in the fair value hierarchy as the securities are not traded in an active market and no observable market transactions occurred on or near the reporting date. The fair value as of December 31, 2024, was determined based on an observable market transaction in 2024 factoring in potential changes in the valuation through the reporting date and adjusting for differences in the observable transaction and the equity owned by Allego (i.e., applying a minority discount).
The investment in equity securities is presented within non-current other financial assets, and the fair value changes of this investment are recognized in the consolidated statement of other comprehensive income.

As of December 31, 2024, the fair value of the investment in Voltalis was determined based on an observable market transaction during July 2024 factoring in potential changes to the valuation through the reporting date and adjusting for differences between the observable transaction and equity owned by Allego (i.e., applying a minority discount).

For the year ended December 31, 2023, there were no observable market transactions; therefore, the investment was valued using a discounted cash flow analysis which included the inputs such as historical financial information of the underlying company, the earnings growth factor and a risk-adjusted discount rate.

In July 2024, Voltalis issued additional shares to an existing shareholder (a subsidiary of Meridiam), raising additional capital. The observable market transaction provides observable inputs, as each shareholder had equal rights to participate in the funding round, and transaction was unanimously accepted by all shareholders of Voltalis. After this transaction, the equity ownership of Allego's stake in Voltalis was diluted from 12.38% to 10.86%.

The Company assessed that the observable transaction price remains the best estimate of the fair value of the underlying equity. Management’s assessment included a confirmation from Meridiam that there were no material changes to the underlying business plan in the period following the transaction until the balance sheet and was supported by management's analysis of macro and industry trends.

In determining the overall fair value, the Company further applied a minority discount of 16.70% to the implied price. Management estimated the minority discount by considering the control premiums typically applied in private company valuations.

As of December 31, 2024, the Group holds 10.86% (December 31, 2023: 12.38%) of the total share capital of Voltalis, which has a fair value of €45,965 thousand (December 31, 2023: €16,557 thousand).

Sensitivity Analysis
The fair value measurement is sensitive to changes in the overall price for the valuation and the underlying minority discount. A change in the minority discount applied and overall price could significantly affect the fair value of the investment. In 2024, the sensitivity analysis was as follows:

(in €‘000)	December 31, 2024
Minority discount - increase by +5 percent points	(2,759)
Minority discount - decrease by -5 percent points	2,759
Overall price paid - increase by 5%	2,298
Overall price paid - decrease by 5%	(2,298)
Valuation inputs to the fair value of derivative liabilities relating to PPAs
The fair value of the derivative liabilities relating to PPAs has been estimated using level 3 inputs to a discounted cash-flow model using contractual, company specific and market inputs. These include as key inputs the electricity forward prices, the renewable electricity production volumes and the discount rate (including the credit spread). The electricity forward prices cannot be forecasted using observable market data for the whole duration of the contract and needs to be estimated.
The following table summarizes the quantitative information about the significant unobservable input parameters that are considered sensitive and are used in the level 3 fair value measurement of the derivatives liabilities relating to PPAs, using the DCF (“Discounted Cash Flows”) methodology:

	At inception	December 31, 2024
Parameters
Electricity forward price - wind (in €/MWh) *	82 - 128	83 - 88
Electricity forward price - solar (in €/MWh)	76 - 82	57 - 64
* the electricity forward price used in the model depends on the contract date and duration of the contract.
An increase or decrease of an average 10% in the electricity forward price would change the fair value of the derivative liabilities by a decrease of approximately €12,853 thousand or an increase of approximately €12,853 thousand respectively.